Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 799	$ 561
Interest bearing demand deposits	8,238	7,273
Cash and Cash Equivalents	9,037	7,834
Securities available for sale	68,410	72,634
Securities held to maturity (fair value 2011 $7,499; 2010 $7,305)	7,230	7,183
Investment in FHLB stock	1,401	1,513
Loans held for sale	1,535	342
Loans, net of allowance for loan losses (2011 $411; 2010 $384)	126,742	114,477
Bank owned life insurance	3,265	3,144
Accrued interest receivable	884	888
Premises and equipment, net	3,654	2,705
Prepaid FDIC premium	437	579
Other assets	656	1,108
Total Assets	223,251	212,407
Deposits:
Non-interest-bearing	4,523	3,705
Interest bearing	170,579	158,701
Total Deposits	175,102	162,406
Borrowings	24,178	26,732
Advances from borrowers for taxes and insurance	2,059	1,926
Official bank checks	342	363
Other liabilities	727	488
Total Liabilities	202,408	191,915
Stockholders' Equity
Preferred stock, no par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock; $0.10 par value; 10,000,000 shares authorized; 1,785,000 shares issued and outstanding	179	179
Paid-in capital	7,262	7,269
Retained earnings	13,465	13,537
Accumulated other comprehensive income	462	67
Unearned ESOP shares - at cost	(525)	(560)
Total Stockholders' Equity	20,843	20,492
Total Liabilities and Stockholders' Equity	$ 223,251	$ 212,407